Document and Entity Information	Aug. 21, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001948056
Document Type	8-K
Document Period End Date	Aug. 21, 2023
Entity Registrant Name	KKR Infrastructure Conglomerate LLC
Entity Incorporation State Country Code	DE
Entity File Number	000-56484
Entity Tax Identification Number	92-0477563
Entity Address, Address Line One	30 Hudson Yards
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	(212)
Local Phone Number	750-8300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false